RELATED PARTY TRANSACTIONS (Details Narrative)		3 Months Ended		9 Months Ended		12 Months Ended
	May 01, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2022 CAD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2020 CAD ($)
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Repayments of Convertible Debt					$ 79,000
Convertible Debt, Current		$ 77,600		77,600		$ 78,500		$ 75,000	$ 100,000	$ 100,000
Notes Payable		4,241		4,241		15,176		14,104
Management Fee Expense		67,216	$ 37,362	176,989	112,478	149,806		144,288
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold		$ 7,500		7,500				24,816
Director [Member] | Convertible Debentures [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Convertible Debt								150,000			$ 200,000
Repayments of Convertible Debt						79,000	$ 100,000
Interest Payable						13,090
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Management Fee Expense				$ 176,989	$ 112,478	$ 149,806		144,288
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold	$ 250,000
Related Party Transaction, Description of Transaction	The CEO is also eligible on an annual basis for a cash bonus of up to 100% of annual salary. The employment agreement may be terminated with a termination payment equal to three years of base salary and a bonus equal to 20% of the annual base salary.
CEO And Director [Member] | Convertible Debentures [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Convertible Debt								$ 157,000			$ 200,000
Chief Financial Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold	$ 50,000
Related Party Transaction, Description of Transaction	The CFO is also eligible on an annual basis for a cash bonus of up to 100% of annual salary. The employment agreement may be terminated with a termination payment equal to two months of base salary.